MARKETABLE DEBT SECURITIES - NONCURRENT	12 Months Ended
Dec. 31, 2014
MARKETABLE DEBT SECURITIES - NONCURRENT

NOTE 11. MARKETABLE SECURITIES – CURRENT

Marketable securities – current consist of the following:

	December 31
(in US$ thousands)	2013	2014
Equity securities	$21,124	$29,022
Open-end fund	336	318

	$21,460	$29,340

As of December 31, 2013 and 2014, the balances of unrealized gains for marketable securities - current were $17.9 million and $9.4 million, respectively. For 2014, unrealized gains of $75 thousand on certain marketable securities held at year-end were included in Non-operating income - Other. During 2012, 2013 and 2014, realized gains from the disposal of marketable securities - current amounted to $2.3 million, $754 thousand, and $8.8 million, respectively. The costs for calculating gains on disposal were based on each security’s average cost.

Noncurrent Assets
MARKETABLE DEBT SECURITIES - NONCURRENT

NOTE 14. MARKETABLE DEBT SECURITIES – NONCURRENT

Marketable debt securities – noncurrent consist of the following:

	December 31
(in US$ thousands)	2013	2014
Available-for-sale securities
Debt securities	$6,048	$4,744

Our Company’s marketable securities - noncurrent are invested in convertible preferred shares and corporate bonds and are classified as available-for-sale securities.

The preferred shares are convertible into common shares on 1:1 basis, subject to certain adjustments, and shall be automatically converted upon certain conditions outlined in the agreements. The convertible preferred shares are all redeemable based upon certain agreed-upon conditions.

The embedded conversion options of the convertible preferred shares do not meet the definition of derivative instruments and therefore are not bifurcated from the preferred share investment.

We have also considered and determined whether our investments in preferred shares are in-substance common shares which should be accounted for under the equity method. Given that our convertible preferred shares have substantive redemption rights and thus do not meet the criteria of in-substance common shares, we have accounted for them as debt securities.

As of December 31, 2013 and 2014, the balances of unrealized gains for marketable securities - noncurrent were $1.2 million and $2.0 million, respectively. During 2012, 2013 and 2014, realized gains (losses) from the disposal of marketable securities — non-current amounted to $3.4 million, $985 thousand and ($171) thousand, respectively. Gains (losses) on disposal were based on the security’s average cost.